Reinsurance (Effect of Reinsurance on Life Insurance In Force) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Reinsurance Disclosures [Abstract]
Reinsurance Premiums for Insurance Companies, by Product Segment, Gross Amount	$ 77	$ 76	$ 76
Reinsurance Premiums for Insurance Companies, by Product Segment, Amount Assumed from Other Companies	2,889,804	2,927,573	2,664,353
Reinsurance Premiums for Insurance Companies, by Product Segment, Amount Ceded to Other Companies	36,830	38,048	39,987
Reinsurance Premiums for Insurance Companies, by Product Segment, Net Amount	$ 2,853,051	$ 2,889,601	$ 2,624,442
Reinsurance Premiums for Insurance Companies, by Product Segment, Percentage of Amount Assumed to Net	101.30%	101.30%	101.50%